Restructuring Costs	12 Months Ended
Dec. 31, 2019
Restructuring And Related Activities [Abstract]
Restructuring Costs
13.	Restructuring Costs

In June 2019, the Company announced a restructuring plan that included reducing staff and suspending development of its inflammasome disease candidate, CTS-2090, in order to extend the Company’s resources. As a result, during the three months ended June 30, 2019, the Company recognized one-time employee severance expenses of $1.2 million, which were included in accounts payable and accrued expenses on the balance sheet, and noncash stock compensation expenses related to accelerated vesting of certain employee stock options of $0.3 million, both of which were recorded as operating expenses on the statement of operations and comprehensive loss.

In September 2019, the Company announced a second restructuring plan that included reducing additional staff. As a result, during the three months ended September 30, 2019, the Company recognized one-time employee severance expenses of $0.9 million, which were included in accounts payable and accrued expenses on the balance sheet, and noncash stock compensation expenses related to accelerated vesting of certain employee stock options of $0.3 million, both of which were recorded as operating expenses on the statement of operations and comprehensive loss.

At December 31, 2019, the remaining accrued severance liability totals approximately $0.1 million.